Related Party Transactions (Details) - Schedule of remuneration of directors and key management personnel - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Payments to key management personnel:
Salaries, consulting and directors’ fees	$ 285,413	$ 491,889
Share-based payments	243,323	767,436
Total	$ 528,736	$ 1,259,325